Revenues - Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 7,239,290	$ 7,618,317	$ 7,283,767
Revenues from product lines, percentage	100.00%	100.00%	100.00%
United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,556,921	$ 6,860,648	$ 6,540,646
Canada [Member]
Disaggregation of Revenue [Line Items]
Revenues	338,113	355,797	374,659
Latin America and the Caribbean [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 344,256	$ 401,872	$ 368,462
HVAC Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	67.00%	69.00%	69.00%
Other HVAC Products [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	29.00%	27.00%	27.00%
Commercial Refrigeration Products [Member]
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	4.00%	4.00%	4.00%